Severance Indemnities and Pension Plans (Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Detail)	12 Months Ended
Mar. 31, 2017
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	37.90%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	33.50%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	13.90%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	6.80%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.30%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	6.60%
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.40%
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	57.80%
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	28.80%
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	9.80%
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.20%
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries, Other Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	70.00%
Foreign Offices and Subsidiaries, Other Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%